Financial Instruments - Summary of Financial Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Financial assets	R$ 12,672,067	R$ 8,315,094
Fair value through profit or loss [member]
Disclosure of financial assets [line items]
Financial assets	6,867,670	5,246,567
Fair value through profit or loss [member] | Investment funds [member]
Disclosure of financial assets [line items]
Financial assets	1,852,114	3,203,907
Fair value through profit or loss [member] | Marketable securities [member]
Disclosure of financial assets [line items]
Financial assets	3,853,343	1,291,580
Fair value through profit or loss [member] | Derivative financial instruments [member]
Disclosure of financial assets [line items]
Financial assets	1,162,213	751,080
Loans and receivables [member]
Disclosure of financial assets [line items]
Financial assets	5,804,397	3,068,527
Loans and receivables [member] | Cash and cash equivalents [member]
Disclosure of financial assets [line items]
Financial assets	2,703,063	1,295,681
Loans and receivables [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	1,322,420	1,185,430
Loans and receivables [member] | Restricted cash [member]
Disclosure of financial assets [line items]
Financial assets	225,634	200,999
Loans and receivables [member] | Receivables from related parties [member]
Disclosure of financial assets [line items]
Financial assets	199,814	242,257
Loans and receivables [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Financial assets	1,340,000
Loans and receivables [member] | Dividends receivable [member]
Disclosure of financial assets [line items]
Financial assets	R$ 13,466	R$ 144,160